Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

As of June 30, 2016 and December 31, 2015, the Partnership had the following debt amounts outstanding:

(U.S. Dollars in thousands)	Vessel	June 30, 2016	December 31, 2015
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$188,572	$196,429
$35 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	5,000	—
$140 million loan facility	Fortaleza Knutsen & Recife Knutsen	122,500	126,875
$117 million loan facility	Hilda Knutsen	79,334	81,797
$117 million loan facility	Torill Knutsen	80,569	83,033
$172.5 million loan facility	Dan Cisne, Dan Sabia	105,139	109,339
$77.5 million loan facility	Ingrid Knutsen	70,934	74,217

Total long-term debt		652,048	671,690

Less: current installments		55,084	49,684

Less: unamortized deferred loan issuance costs		1,196	1,149

Current portion of long-term debt		53,888	48,535
Amounts due after one year		596,964	622,006
Less: unamortized deferred loan issuance costs		2,343	2,819

Long-term debt excluding current installments and unamortized deferred loan issuance costs		594,621	619,187

Summary of Partnership's Outstanding Debt Repayable

The Partnership’s outstanding debt of $652.0 million as of June 30, 2016 is repayable as follows:

(US $ in thousands)	Period repayment	Balloon repayment
Remainder of 2016	$30,042	$—
2017	50,084	—
2018	48,495	154,927
2019	28,582	237,678
2020	17,650	—
2021 and thereafter	71,650	12,940

Total	$246,503	$405,545